Label	Element	Value
Direxion Daily MSCI Mexico Bull 3X ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	300.00%
Direxion Daily MSCI Mexico Bull 3X ETF | Grupo Mexico Class B [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.90%
Direxion Daily MSCI Mexico Bull 3X ETF | Grupo Finance Banorte [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.30%
Direxion Daily MSCI Mexico Bull 3X ETF | America Movil S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.70%
Direxion Daily MSCI Mexico Bull 3X ETF | Fomento Economico Mexicano [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.20%
Direxion Daily MSCI Mexico Bull 3X ETF | Wal-Mart de Mexico S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.80%
Direxion Daily MSCI Mexico Bull 3X ETF | CEMEX S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Direxion Daily MSCI Mexico Bull 3X ETF | Industrias Penoles S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
Direxion Daily MSCI Mexico Bull 3X ETF | Grupo Aeroportuario del Pacifico S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.10%
Direxion Daily MSCI Mexico Bull 3X ETF | Arca Continental [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.80%
Direxion Daily MSCI Mexico Bull 3X ETF | Grupo Aeroportuario del Sureste S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.50%
Direxion Daily MSCI Mexico Bull 3X ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	25.40%
Direxion Daily MSCI Mexico Bull 3X ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	24.50%
Direxion Daily MSCI Mexico Bull 3X ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	17.70%
Direxion Daily MSCI Mexico Bull 3X ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	12.40%
Direxion Daily MSCI Mexico Bull 3X ETF | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.50%
Direxion Daily MSCI Mexico Bull 3X ETF | Real Estate [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.10%
Direxion Daily MSCI Mexico Bull 3X ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.90%
Direxion Daily MSCI Mexico Bull 3X ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.50%
Direxion Daily MSCI Mexico Bull 3X ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	251.50%
Direxion Daily MSCI Mexico Bull 3X ETF | Investment Companies [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	48.50%